Summary of Significant Accounting Policies - Estimated Useful Lives of Respective Assets (Detail)	12 Months Ended
Dec. 31, 2015
Buildings and improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Buildings and improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	40 years
Plant, machinery and equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Plant, machinery and equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	25 years
Other equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Other equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years